Business Combination, Segment Allocation (Details)	12 Months Ended		51 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Dec. 01, 2013 USD ($)	Dec. 01, 2013 EUR (€)
Fair value of assets acquired				$ 1,797,121
Fair value of debt assumed				(1,172,081)	(861,551)
Deferred income tax liability				(199,131)
Bargain purchase gain	$ 425,909	$ 0	$ 425,909